UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07456

Name of Fund:  Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Senior High Income Portfolio,
       Inc., 800 Scudders Mill Road, Plainsboro, NJ,  08536.
       Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07456
Reporting Period: 07/01/2003 - 06/30/2004
Senior High Income Portfolio, Inc.









====================== SENIOR HIGH INCOME PORTFOLIO, INC. ======================


DICTAPHONE CORP

Ticker:                      Security ID:  253588107
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Joseph Asselbergh         For       For        Management
1.2   Elect  Director Robert Mancuso            For       For        Management
2     Other Business                            For       Against    Management


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GB HOLDINGS, INC.

Ticker:       GBH            Security ID:  36150A109
Meeting Date: JUL 9, 2003    Meeting Type: Annual
Record Date:  JUN 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       Withhold   Management
1.2   Elect Director Martin Hirsch              For       For        Management
1.3   Elect Director John P. Saldarelli         For       For        Management
1.4   Elect Director Michael L. Ashner          For       For        Management
1.5   Elect Director Harold First               For       For        Management
1.6   Elect Director Auguste E. Rimpel, Jr.     For       For        Management
2     Ratify Auditors                           For       For        Management


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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey D. Benjamin       For       For        Management
1.2   Elect  Director David Elstein             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Approve Share Plan Grant                  For       For        Management


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PTV INC.

Ticker:       PTVI           Security ID:  62940R103
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       Against    Management
2     Change Company Name                       For       For        Management


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UNITEDGLOBAL.COM INC

Ticker:       UCOMA          Security ID:  913247508
Meeting Date: SEP 30, 2003   Meeting Type: Annual
Record Date:  AUG 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John W. Dick               For       For        Management
1.2   Elect Director Tina M. Wildes             For       Withhold   Management
2     Approve Omnibus Stock Plan                For       Against    Management


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UNITEDGLOBAL.COM INC

Ticker:       UCOMA          Security ID:  913247508
Meeting Date: FEB 11, 2004   Meeting Type: Special
Record Date:  JAN 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Stock Option Plan                   For       Against    Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior High Income Portfolio, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Senior High Income Portfolio, Inc.

Date: August 10, 2004